Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity. In December 2020, the Group cancelled the 521 Plan and as a result, the Group no longer consolidates any VIE as of December 31, 2020. See Note 9 for detail.

(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. The Group’s management, base their estimates on historical experience and various other factors, believed to be reasonable under the circumstances, that the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements included estimates of allowance for doubtful receivables and equity-method investment impairment assessments. Actual results could differ from those estimates.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from the insureds of RMB4,646 and RMB25,290 as of December 31, 2019 and 2020, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also, restricted cash balance includes the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group, which is to be used during the one-year operating cycle and is therefore classified as a current asset. The balance for entrustment deposit was RMB75,364 and RMB58,691 as of December 31, 2019 and 2020, respectively. Further, restricted cash balance includes guarantee deposit required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Group classified the balance for guarantee deposit as a non-current asset in 2020. The balance for guarantee was RMB15,942 and RMB20,689 as of December 31, 2019 and 2020, respectively.

(d)	Short Term Investments

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market. Available-for-sale investments are carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss. The Group benchmarks the values of its other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date, and categorizes all fair value measures of short term investments as level 2 of the fair value hierarchy.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of December 31, 2020, there were no investments held by the Group that had been in continuous unrealized loss position.

The short term investments balance were RMB1,612,351 and RMB1,307,865 as of December 31, 2019 and 2020, respectively. No impairment loss on short term investments was identified for years ended December 31, 2018, 2019 and 2020, respectively.

(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivable represent fees receivable on agency and claims adjusting services primarily from insurance companies. The Group’s accounts receivables include trade-related receivables and contract assets (see Note 2(r)). Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The Group evaluates the collectability of its trade receivables and contract assets based on a combination of factors. The Group generally does not require collateral on trade receivables and contract assets as the majority of the Group’s customers are large, well-established insurance companies. The Group estimates allowances for expected credit losses using relevant available information from internal and external sources, related to past events, current conditions, and reasonable and supportable forecasts. Credit loss expenses are assessed quarterly and included in general and administrative expense on the consolidated statements of income and comprehensive income.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	702,666	612,116
Allowance for doubtful accounts	(20,495)	(29,000)
Accounts receivable, net	682,171	583,116

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivables:

	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	20,198	21,241	20,495
Cumulative-effect adjustment upon adoption of ASU 2016-13	—	—	7,436
Current period provision for expected credit losses	6,791	6,533	4,831
Write-offs	(5,748)	(7,279)	(3,762)
Balance at the end of the year	21,241	20,495	29,000

Insurance premium receivables consist of insurance premiums to be collected from the insureds on behalf of insurance company customers, and are recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of income and comprehensive income:

	2018	2019	2020
	RMB	RMB	RMB
Operating costs	232	216	199
Selling expenses	4,769	7,144	7,350
General and administrative expenses	5,832	8,920	10,109
Depreciation expense	10,833	16,280	17,658

(g)	Goodwill and Other Intangible Assets

Goodwill and amortization of intangible assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in two reporting units for the year ended December 31, 2020.

Prior to January 1, 2020, the Group performed a two-step quantitative impairment test to determine the amount, if any, of goodwill impaired. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the goodwill and the carrying value of the goodwill will be recorded. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2019 and 2020, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, the management concluded that goodwill was not impaired as of December 31, 2019 and 2020, respectively.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangible assets categorized as customer relationships are computed using the accelerated method, while amortization for other identifiable intangible assets are computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

The intangible assets, net consisted of trade names with cost of RMB8,898 as of December 31, 2019 and 2020, respectively. The trade names have an estimated useful life of 9.4 to 10 years and accumulated amortization of RMB8,576 and RMB8,854 as of December 31, 2019 and 2020, respectively. The residual balance will be fully amortized as expenses in 2021. Aggregate amortization expenses for intangible assets were RMB15,946, RMB942 and RMB281 for the years ended December 31, 2018, 2019 and 2020, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible assets with determinable useful lives against the estimated undiscounted future cash flows associated with each asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2018, 2019 and 2020, the Group recognized no impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from a third party, if any. During the years ended December 31, 2018, 2019 and 2020, the Group recognized no impairment losses on its indefinite-lived intangible assets.

(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of loans and amounts due from third parties, advances, deposits, interest receivables and prepaid expenses. See Note 4 for details.

(i)	Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publically traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

(j)	Long-term Equity Investments and Convertible Loan Receivable

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method and the convertible loan receivable.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2019, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes.

At each reporting period, the Group makes a qualitative assessment considering impairment indicators to separately evaluate whether each of its equity securities without readily determinable fair is impaired. Impairment indicators that the Group considers include, but are not limited to a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, factors such as negative cash flows from operations and working capital deficiencies that raise significant concerns about the investee’s ability to continue as a going concern, current economic and market conditions and other specific information.

The Group used the discounted cash flow method to estimate the fair value of its equity securities without readily determinable fair value as of each reporting date and recorded an impairment of nil, nil and RMB10,929 during the years ended December 31, 2018, 2019 and 2020, respectively, in the consolidated statements of income and comprehensive income.

Convertible loan receivable

The Group has elected the fair value option for the convertible loan receivable, which permits the irrevocable fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The convertible loan receivable accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements.

On October 10, 2019, the Group partially exercised the conversion option embedded in its convertible loan receivable from Beijing Cheche Technology Co. Ltd. and waived the conversion right on the remaining balance. Upon conversion, the Group uses the relative carrying amount approach to record RMB10,929 as the initial cost of the equity investment converted in Cheche Cayman in other non-current assets, and RMB6,830 in other receivables, net (see Note 4) for the unconvertible balance of RMB50,000 plus interest in the consolidated balance sheets. Thus, there was no such assets included in the balance of other non-current assets as of December 31, 2019 and 2020, respectively.

(k)	Impairment of Long-Lived Assets

Property, plant, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

(l)	Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m)	Treasury shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings. See Note 20 for details.

(n)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group presents an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the balance sheets as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the Group to use, and the Group does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the balance sheets as a liability.

(o)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income and comprehensive income. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

The Group early adopted the ASU 2019-07, “Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, prospectively starting from 2019. Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Classification of award

Options or similar instruments on shares shall be classified as liabilities instead of equity if either of the following conditions is met:

●	The underlying shares are classified as liabilities;
●	The Group can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets.

The Group measures a liability award under a share-based payment arrangement based on the award’s fair value remeasured at each reporting date until the date of settlement. The corresponding credit is recorded as a share-based liability. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting date.

The Group measures an equity award based on the awards’ fair value on grant date and recognizes the compensation cost over the vesting periods, with the corresponding credit recorded as additional paid-in capital.

Modification of an Award

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Cancellation of an Award

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized immediately at the cancellation date.

The Group recognized share-based compensation expenses of nil and RMB393 for the years ended December 31, 2018 and 2019, respectively in the selling, general and administrative expenses. In the third quarter of 2020, the Group concluded that the stock options related to the 521 Plan were not probable to be vested because the performance target was not probable to be met. Accordingly, RMB393 of cumulative cost recognized in prior periods was reversed. In December 2020, the Group canceled the 521 Plan without any replacement awards (see more details in Note 19(b)).

(p)       Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(q)	Revenue Recognition

On January 1, 2018, the Group adopted ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) and applied the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and reported under the accounting standards in effect for the periods presented.

The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services, and insurance companies are defined as the Group’s customers under ASC 606. The Group disaggregates its revenue from different types of service contracts with customers by principal service categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 22 for detailed disaggregated revenue information that is disclosed for each reportable segment.

The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

The Group derives agency revenue serving as a sales agent to distribute various life insurance and property and casualty (“P&C”) insurance products on behalf of insurance companies by which the Group is entitled to receive initial commission from the insurance companies based on the premium paid by the policyholders for the related insurance policy sold. For life insurance agency, the Group is also entitled to renewal commissions when the policyholder renews the policy within the renewal term of the original policy as such life insurance products are typically long-term products.

The Group has identified its promise to sell insurance products on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and revenue is recognized at a point in time when an insurance policy becomes effective. Specifically for life insurance agency business, certain contracts include the promise to provide certain post-sales administrative services to policyholders on behalf of the insurance company, such as responding to the policyholder inquiries, facilitating the renewal process and/or gathering information from the policyholder to assist the insurance companies to update the contact information of the policy holder, the Group has concluded such services are administrative in nature and immaterial, and none of these activities on their own results in a transfer of a good or services to the insurance company in the context of the contract. Accordingly, no performance obligation exists after a policy becomes effective.

Initial placement of an insurance policy

The Group recognizes agency revenue related P&C insurance products (which is short term in nature and related premium are collected upfront) when an insurance policy becomes effective. The commission to be earned is required to be partially refunded contingently on policy cancellations. Based on its past experience, subsequent commission adjustments in connection with P&C insurance policy cancellations have been de minims to date, and are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of P&C insurance policies were 0.2%, 0.1% and 0.2% of the total commission and fee revenues during years ended December 31, 2018, 2019 and 2020, respectively.

For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy regardless of the reasons. According to relevant terms of the insurance agency contracts with customers, the Group reconciles information of polices sold which also includes polices that have been cancelled by policyholders within the hesitation period, with the insurance companies on a monthly basis. Therefore, the Group estimates cancellation of polices that have become effective but still within the hesitation period based on subsequent actual data at each reporting date. The cancellation of an effective life insurance policy by the policyholder after the hesitation period does not require the Group to refund initial commission to insurance companies, but rather impacts the Group’s estimate on future commission related to renewal(s) of the policy.

In addition, for life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once the Group achieves a certain sales volume based on respective agency agreements, the bonus will become due. Performance bonus represent a form of variable consideration associated with certain sales volume, for which the Group earns commissions. The Group estimates the amount of consideration with a constraint applied that will be received in the coming year such that a significant reversal of revenue is not probable, and includes performance bonus as part of the transaction price. For the years ended December 31, 2018, 2019 and 2020, the Group recognized contingent performance bonus of RMB23,166, RMB58,124 and RMB17,265, respectively.

Renewals of a life insurance policy

For the long-term life insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represent variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well as when determining the amount which should be included in the transaction price.

For years ended December 31, 2018, 2019 and 2020, revenue related to the variable consideration is recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company, and the policy is renewed because the Group was not able to conclude a significant reversal to the estimated variable consideration not probable, considering factors such as a) the Group has limited history of selling its current life insurance products with its current customers, such that the Group’s past experience in outdated products is of little predictive value in renewal(s) rate estimate; b) the occurrence of a renewal is outside the Group’s control and the estimate of renewal premium rates is complex and requires significant assumptions; and c) the contingency lasts across a long period of time.

Insurance claims adjusting services revenue

For insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Contract balances

The Group’s contract balances include accounts receivable and contract asset. The balances of accounts receivable as of December 31, 2019 and 2020 are all derived from contracts with customers. See Note 2(e) for details.

The balances of contract asset are RMB131,063 and RMB198,357 as of December 31, 2019 and December 31, 2020, respectively.

The Group has no advance from customers in advance of revenue recognition, or contract liability and, therefore, none of revenue recognized in the current period that was previously recognized as a contract liability.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of operations and comprehensive income, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-Added Tax and Surcharges

The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to RMB21,508, RMB21,916 and RMB20,610 for the years ended December 31, 2018, 2019 and 2020, respectively.

Total value-added taxes paid by the Group during the years ended December 31, 2018, 2019 and 2020 amounted to RMB179,317, RMB197,067 and RMB179,663 respectively.

(r)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2019 and 2020, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,612,351	—	1,612,351	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,307,865	—	1,307,865	—

The majority of debt security consists of investments in trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at reporting date is benchmarked against fair value of comparable investments.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 6) and intangible assets (Note 2(g)) with indefinite lives are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates (Note 7) are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

(s)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

(t)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB220,895 and RMB172,359 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2019 and 2020, respectively.

(u)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB6.5250, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2020, the last business day in fiscal year 2020, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

(v)	Segment Reporting

As of December 31, 2020, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Details of operating segments are further described in Note 22. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

(w)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The contingently issuable shares /ADS related to the 521 Plan (see Note 19(b) for details), are subject to fulfillment of the performance conditions as stipulated under the 521 Plan. Therefore, these shares are excluded from basic earnings per share until the shares are fully vested upon the achievement of performance conditions under the 521 Plan by the Participants. In December 2020, the Group cancelled the 521 Plan.

(x)	Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB34,663, RMB44,387 and RMB37,389 for the years ended December 31, 2018, 2019 and 2020, respectively.

(y)	Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The Group adopted this new standard on January 1, 2019 and used the effective date as the date of initial application on a modified retrospective basis. The Group elected to apply the transition requirements as the effective date rather than at the beginning of the earliest comparative period presented with a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption, and prior periods were not restated. Upon adoption, the Group elected to use the package of three practical expedients in transition under ASC 842, exempting the Group from reassessing the lease identification, lease classification and initial direct costs associated with any expired or existing contracts as of the date of adoption. However, the Group determined not to elect to adopt the hindsight practical expedient and therefore maintained the lease terms previously determined under ASC 840.

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 10 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 10 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

Upon adoption of ASU 2016-02 on January 1, 2019, the Group elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount for rate for leases that were in place at adoption. For the initial measurement of the lease liabilities for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencing date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as current operating lease liability and non-current operating lease liability, respectively, in the consolidated balance sheets. As a result of the adoption, the Group recognized approximately RMB181,576 of ROU assets recorded in right-of-use assets and a lease liability of approximately RMB181,457 in operating lease liability in the consolidated balance sheets as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of income and consolidated statements of cash flows for the year ended December 31, 2019.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases beginning in 2019 and later, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease component. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease component.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of income and comprehensive income on a straight-line basis over the lease term.

In addition, the Group does not have any related-party leases or sublease transactions.

The Group elected to consistently account for eligible current and future concessions resulting directly from COVID-19 by accounting for the concessions as if they were made under the enforceable rights included in the original agreements. The rent concessions received in 2020 amounted to RMB832.

(z)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments, changes in fair value of short term investments and share of other comprehensive income of the affiliates for the period.

(aa)	Recently Adopted Accounting Pronouncements

Financial Instruments – Credit Losses (Topic 326) – In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. It also requires credit losses on available-for-sale debt securities to be presented as an allowance, rather than reducing the carrying amount. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years. ASU 2016-13 adds to U.S. GAAP an impairment model (known as the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses.

The Group adopted ASU 2016-13, including applicable amendments in other ASUs issued subsequent to ASU 2016-13 on January 1, 2020 under a modified-retrospective basis resulting in a cumulative-effect adjustment of RMB7,523 reduction to the opening retained earnings balance and the recognition of a RMB7,523 allowance for credit losses in the consolidated balance sheets as of January 1, 2020. Results for periods after January 1, 2020 are presented under ASU 2016-13 while prior period amounts continue to be reported under the previous accounting standards.

The Group evaluates each individual investment periodically for impairment.  For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk.  Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheets with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss.  Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity.  As of December 31, 2020, there were no investments held by the Group that had been in continuous unrealized loss position.

The impact from the adoption of ASU 2016-13 is summarized as follows:

	December 31, 2019	Transition Adjustments	January 1, 2020
	RMB	RMB	RMB
Accounts receivable	682,171	(7,436)	674,735
Other receivable	61,570	(87)	61,483
Total assets	3,440,843	(7,523)	(3,433,320)
Retained earnings	1,479,494	(7,523)	1,471,971

Financial Instruments (Topic 820) – In 2018, the FASB issued ASU No. 2018-13, to change the disclosure requirements for fair value measurement with the objective of improving the effectiveness of the notes to financial statements. This new guidance removed and modified certain disclosure requirements under Topic 820. The Group adopted this guidance on January 1, 2020 with no material impact on the consolidated financial statements.

Intangible – Goodwill and Other (Topic 350) – In 2017, the FASB issued ASU 2017-04 to simplify the subsequent measurement of goodwill by removing the requirement to perform a hypothetical purchase price allocation to compute the implied fair value of goodwill to measure impairment. Instead, any goodwill impairment will equal the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. In addition, the guidance eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. This standard is effective for annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. The Group adopted this guidance on January 1, 2020 with no material impact on the consolidated financial statements.

(ab) Recently Issued Accounting Standards

New accounting standards not yet adopted that could affect the Group’s consolidated financial statements in the future are summarized as follows:

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing exceptions related to the incremental approach for intra-period tax allocation, certain deferred tax liabilities, and the general methodology for calculating income taxes in an interim period. The amendment also provides simplification related to accounting for franchise (or similar) tax, evaluating the tax basis step up of goodwill, allocation of consolidated current and deferred tax expense, reflection of the impact of enacted tax law or rate changes in annual effective tax rate calculations in the interim period that includes enactment date, and other minor codification improvements. For public business entities, the amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods in which financial statements have not yet been issued. The Group will adopt this guidance in the first quarter of 2021 and is still evaluating, but does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements – Disclosures to align with the SEC’s regulations. This ASU improves consistency by amending the codification to include all disclosure guidance in the appropriate disclosure sections and clarifies application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. The Group is currently assessing the impact that ASU 2020-10 will have on the disclosures of its future consolidated financial statements.